STOCKHOLDERS EQUITY (Details)					12 Months Ended
	Nov. 27, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) employee shares	Mar. 15, 2023 USD ($) employee shares	Jun. 13, 2022 USD ($) employee shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 shares
Shares issued, price per share | $ / shares	$ 0
Proceeds from stock issuances | $	$ 5,000,000				$ 5,000,000
Issuance shares (in shares)	3,154,885
Stock-based compensation | $						$ 1,839,733	$ 5,603,615
Stock-based compensation (in shares)								550,000
2021 Equity Incentive Plan
Stock-based compensation | $		$ 654,583	$ 1,185,150	$ 1,688,640
2021 Equity Incentive Plan | Employees
Number of employees | employee		12	12	12
Number of shares authorized to be granted to employees		4,200,000	4,200,000	4,200,000
Stock-based compensation (in shares)		1,019,600	1,580,200	1,407,200
Securities Purchase Agreement
Issuance of common stock related to exercise of warrants (Shares)							67,563